Schedule of Share- based Payment Arrangement, Warrant Activity (Details) - 12 months ended Dec. 31, 2022 - Warrant [Member]	$ / shares shares	$ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants, beginning balance | shares
Warrant, weighted average exercise price, beginning balance | $ / shares
Granted | shares	230,000	230,000
Granted, weighted average exercise price | $ / shares		$ 0.98
Granted, expiry date	Apr. 03, 2023	Apr. 03, 2023
Number of warrants, ending balance | shares	230,000	230,000
Warrant, weighted average exercise price, ending balance | $ / shares		$ 0.98